Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

17 Subsequent events

2023 Equity Incentive Plan

On 13 September 2024, the Company implemented an employee share incentive plan, the aggregate maximum number of unrestricted shares reserved and available for grant and issuance under the plan shall be 3,293,000 shares. As of the date of issuance of these financial statements, a total of 2,500,000 shares have been granted and issued to three consultants under this plan, at an exercise price of US$0.35 per share, in consideration for services rendered.